LONG-TERM DEBT (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2019
Senior unsecured notes - due November 15, 2022
Long Term Debt
Borrowings, maturity	November 15, 2022
Senior unsecured notes - due May 15, 2025
Long Term Debt
Borrowings, maturity	May 15, 2025